Related Party Transactions (Details) - Schedule related party balances with the related parties - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Tianjin Tuoda [Member]
Amounts due from related parties:
Amounts due from related parties	[1]		$ 6,084,940
Amounts due to related parties, current:
Amounts due to related parties, current	[1]	3,792
ICONIQ Institute [Member]
Amounts due from related parties:
Amounts due from related parties			120,938
Total [Member]
Amounts due from related parties:
Amounts due from related parties			6,205,878
Amounts due to related parties, non-current:
Amounts due to related parties, non-current		10,721,739	7,541,910
Mr. Nan Wu [Member]
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	5,114,224
Shenzhen Yinghehuicheng [Member]
Amounts due to related parties, current:
Amounts due to related parties, current		681,436	737,533
Magic [Member]
Amounts due to related parties, current:
Amounts due to related parties, current	[3]		6,662,900
My Car [Member]
Amounts due to related parties, current:
Amounts due to related parties, current	[4]		141,477
Vision Path [Member]
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[5]	$ 4,922,287

[1]	In 2018 and 2019, the Group provided several short-term interest-free loans totalled $5.7 million to Tianjin Tuoda to support Tianjin Tuoda’s normal operations. During 2020, the Group provided petty cash of $131,148 to Tianjin Tuoda, offset by expenses paid by Tianjin Tuoda of $122,844 on behalf of the Group. In 2021 and May 2022, Tianjin Tuoda repaid the outstanding loan in full.
[2]	In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled $3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of $2.9 million to the Group for ordinary operations in 2022.
[3]	In 2021, Magic provided short-term loans totalled $6.2 million to the Group, at an interest rate of 12% per annum. In 2022, My Car and Mr. Nan Wu repaid loan and interest on behalf of the Group to Magic in full.
[4]	In 2022, My Car paid loan and expenses on behalf of the Group totaled $5.7 million and the Group repaid $5.8 million. The Group provided loan to My Car of $1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of December 31, 2022 was nil.
[5]	In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. The Group provided a guarantee with joint liability of Vision Path’s contingent repayment, see Note 20 Commitments and contingencies for details.